Deferred income tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Adjustment on initial application of IAS 29	$ 443,223
Translation differences and inflation adjustment	(596)	$ 1,003	$ 569
Provisions and allowances
Deferred tax assets
Balances at January 1	6,603	9,000
Adjusted balance at January 1, 2018	6,603
Increase of deferred tax assets for the year	(317)	1,014
Other movements	0
Translation differences and inflation adjustment	(103)
Translation differences		(3,411)
Balances at December 31	6,183	6,603	9,000
Tax loss carry forwards
Deferred tax assets
Balances at January 1	208,378	169,177
Adjusted balance at January 1, 2018	208,378
Increase of deferred tax assets for the year	11,938	43,435
Other movements	(3,527)
Translation differences and inflation adjustment	(46,448)
Translation differences		(4,234)
Balances at December 31	170,341	208,378	169,177
Property, plant and equipment and Intangibles Assets
Deferred tax assets
Balances at January 1	0	0
Increase of deferred tax assets for the year	2,616	0
Other movements	(531)
Translation differences and inflation adjustment	(79)
Translation differences		0
Balances at December 31	2,006	0	0
Other
Deferred tax assets
Balances at January 1	6,018	5,709
Adjustment on initial application of IAS 29	742
Adjusted balance at January 1, 2018	6,760
Increase of deferred tax assets for the year	7,145	1,031
Translation differences and inflation adjustment	(2,450)
Translation differences		(722)
Balances at December 31	11,455	6,018	5,709
Deferred tax assets
Deferred tax assets
Balances at January 1	220,999	183,886
Adjustment on initial application of IAS 29	742
Adjusted balance at January 1, 2018	221,741
Increase of deferred tax assets for the year	21,382	45,480
Other movements	(4,058)
Translation differences and inflation adjustment	(49,080)
Translation differences		(8,367)
Balances at December 31	$ 189,985	$ 220,999	$ 183,886